Consolidated statements of comprehensive income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net earnings	$ 3,253	$ 2,973
Items that will be subsequently reclassified to net earnings
Net change in value of publicly-traded and privately-held investments, net of income taxes of nil for 2019 and 2018	6	6
Net change in value of derivatives designated as cash flow hedges, net of income taxes of ($45) million and ($15) million for 2019 and 2018, respectively	112	43
Items that will not be reclassified to net earnings
Actuarial gains on post-employment benefit plans, net of income taxes of ($51) million and ($25) million for 2019 and 2018, respectively	140	67
Net change in value of derivatives designated as cash flow hedges, net of income taxes of $9 million and ($23) million for 2019 and 2018, respectively	(25)	61
Other comprehensive income	233	177
Total comprehensive income	3,486	3,150
Total comprehensive income attributable to:
Common shareholders	3,277	2,957
Preferred shareholders	151	144
Non-controlling interest	58	49
Total comprehensive income	$ 3,486	$ 3,150